Annual Fund Operating Expenses	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	1.45%
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	1.45%
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
TWEEDY, BROWNE VALUE FUND | TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.45%
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.27%)	[8]
Net Expenses (as a percentage of Assets)	1.46%

[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested as well as the portfolio of the Fund’s assets that are allocated to an Affiliated Fund (as defined in this Prospectus). Please see footnote (3) below as it relates to the Fund’s investment in the Affiliated Fund.
[2]	The Adviser and Tweedy, Browne Fund Inc., on behalf of the Fund, have entered into a voluntary fee waiver agreement pursuant to which the Adviser has agreed to waive fees otherwise payable by the Fund whenever the average daily net assets (“ADNA”) of the Fund exceed $6 billion. The Adviser will waive fees such that the advisory fee payable by the Fund to the Adviser will be 0.80% on ADNA over $6 billion and up to $7 billion, 0.70% on ADNA over $7 billion and up to $8 billion and 0.60% on ADNA over $8 billion. This arrangement will remain in place at least until July 31, 2027, and will continue from year to year thereafter at the Adviser’s option, but may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[3]	The Adviser has agreed to waive the Fund’s management fee to the extent of any management fee charged in connection with the portfolio of the Fund’s assets that are allocated to an Affiliated Fund (as defined in this Prospectus). Such waiver shall continue until July 31, 2027.
[4]	The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[5]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[6]	The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[7]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[8]	The Adviser has voluntarily agreed, through at least July 31, 2027, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2027 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.